Property, plant and equipment, net	6 Months Ended
Sep. 30, 2019
Property, plant and equipment, net
Property, plant and equipment, net

3            Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2019	2019	2019
	RMB	RMB	US$

Buildings	600,733	601,510	84,154
Leasehold improvements	14,864	14,864	2,080
Machineries	196,123	203,496	28,470
Motor vehicles	19,246	19,486	2,726
Furniture, fixtures and equipment	53,631	54,705	7,654
Construction-in-progress	3,887	2,110	295
	888,484	896,171	125,379
Less: Accumulated depreciation	(343,144)	(361,298)	(50,547)
Total property, plant and equipment, net	545,340	534,873	74,832

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2018 and 2019 was RMB12,236 and RMB11,300 (US$1,581), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2018 and 2019 was RMB24,226 and RMB22,590 (US$3,160), respectively.